Liquidity and Going Concern (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Cash flows from operations			$ 431,473		$ 677,442
Working capital deficit			2,869,680
Cash			$ 45,397		$ 233,088
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Operating losses	$ 800,000	$ 500,000		$ 1,058,409		$ 1,848,978
Cash flows from operations	844,865	59,655		268,164		952,041
Working capital deficit	1,800,000	500,000		847,791		399,290
Cash	2,735,431			169,296
Secured fund	1,500,000			$ 3,400,000		$ 1,500,000
Cash flows from operations	900,000	$ 100,000
Cash	$ 2,700,000